Commitments and Contingencies - License Agreement (Details) - USD ($)					1 Months Ended					9 Months Ended	12 Months Ended
	Sep. 28, 2022	Apr. 15, 2022	Nov. 08, 2021	Feb. 15, 2021	Aug. 31, 2021	Jul. 31, 2021	Nov. 30, 2020	Oct. 31, 2020	Nov. 30, 2018	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
One-time non-refundable fee of license agreement									$ 50,000
Reimbursement of Licensor's patent costs at execution of the License									145,000
Minimum annual license fee									$ 25,000
Period within each anniversary of the effective date of the License that minimum annual license fee must be paid									60 days
Maximum total milestone payments										$ 1,550,000	$ 1,550,000
Period within which the milestone payments should be paid upon achievement of the milestone										60 days	60 days
Enrollment of first patient in a phase II clinical trial of a therapeutic product or process										$ 100,000	$ 100,000
Enrollment of first patient in a phase III clinical trial of a therapeutic product or process										200,000	200,000
First commercial sale of a therapeutic product or process										1,000,000	1,000,000
Filing of an application for regulatory approval of a clinical diagnostic product or process										100,000	100,000
First regulatory approval of a clinical diagnostic product or process										$ 150,000	$ 150,000
Royalties calculated as a percentage to on net sales of licensed products for therapeutic products or processes										3.00%	3.00%
Royalties calculated as a percentage to on net sales of licensed products for clinical diagnostic products and processes										6.00%	6.00%
Royalties calculated as a percentage of any and all sublicense income										30.00%	30.00%
Notice period for terminating License										90 days	90 days
Period after the first commercial sale that the License shall continue if not terminated by the company										10 years	10 years
Royalty percentage beyond the term of the License										1.50%	1.50%
Minimum annual license fee for Patent Family 1							$ 30,000	$ 25,000
Minimum annual license fee related to Patent Family 2										$ 10,000	$ 10,000
Cost of option agreement		$ 7,500		$ 5,000
Terms of extended option agreement with Licensor		6 months		6 months	6 months
Cost of extended option agreement	$ 10,000	$ 5,000	$ 5,000	$ 5,000
Accrued license obligations										20,487	5,000
Computer-based phishing attack involving, amount						$ 526,435
Computer-based phishing attack involving recovery, amount						$ 45,682
Computer-based phishing attack involving recovery period						5 days
Computer based phishing attack, held by receiving bank pending resolution.						$ 480,753
Accrued license payments											0	$ 42,300
Maximum | Employee Severance
Loss Contingencies [Line Items]
Aggregate amount of severance										$ 2,483,700	$ 2,412,000